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                         [THE RESERVE FUNDS LETTERHEAD]

VIA EDGAR

August 1, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                RE:     RESERVE NEW YORK TAX-EXEMPT TRUST
                        1933 ACT FILE NO. 2-85406 AND 1940 ACT FILE NO. 811-3814

Dear Sirs:

                Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve New York Tax-Exempt Trust ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on July 19, 2001.

                                            Very truly yours,
                                            /s/ MaryKathleen F. Gaza
                                            Name:    MaryKathleen F. Gaza
                                            Title:   General Counsel